THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                     LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                                   ChoicePlus

                       Supplement dated February 22, 2001
                       to the Prospectus dated May 1, 2000


     This Supplement describes certain changes to the Prospectuses for ChoicePlus Variable Annuity Contracts offered through Lincoln Life Variable Annuity Account N. This Supplement discusses the Income4Life Solution program made available for the ChoicePlus contracts. Please keep this Supplement with your current prospectus and retain it for future reference.

     Insert the following into the Annuity Payouts section of the prospectus:

     Income4Life SOLUTION OPTIONS (Non-Qualified Annuity Contracts ONLY)

     The two Income4Life Solution options currently offered for non-qualified contracts are Liquidity Plus and Income Plus. Those who select an Income4Life Solution in the future may be subject to a higher mortality and expense risk and administrative charge.

     If your contract value is at least $50,000, you may elect one of the Income4Life Solution options at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments will not be accepted after this option is elected. There is no guarantee that either or both of these options will be available in the future.

     The Income4Life Solution options provide a periodic income while allowing withdrawals from an account value. The Income4Life Solution regular income payments will be payable on a variable basis and may be established on a single life or a joint life basis. The full contract value, with the surrender charges and market value adjustment waived, must be applied to the Income4Life Solution option. Withdrawals taken from the account value may be subject to income tax penalties, market value adjustment and surrender charges.

     If an Income4Life Solution is selected, the applicable transfer provisions will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. See The contracts.

     There is no guarantee that the Income4Life Solution options will be available in the future.

    LIQUIDITY PLUS

The Liquidity Plus option emphasizes liquidity.

     Regular Income. The Liquidity Plus option provides for variable, periodic regular income payments to be made both during a defined period of time (the "Liquidity Period"), and after the Liquidity Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate of 4%. Each subsequent regular income payment will be adjusted up or down with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed investment rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than that assumed, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges or market value adjustment. See Federal tax matters - Taxation of annuity payouts.

     Liquidity Period. During the Liquidity Period, you will also be able to access your Account Value (as defined below) through withdrawals. We will establish the length of the Liquidity Period at the time you elect the Liquidity Plus option. Generally, the younger the annuitant's age, the longer the Liquidity Period. At any time during the Liquidity Period, you may shorten the Liquidity Period by sending us notice. If you do, the Liquidity Plus option will be converted to the Income Plus option described below.

     Account Value. The initial Account Value is the contract value on the annuity commencement date, less any applicable premium taxes. During the
Liquidity Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

     The entire Account Value will be paid as regular income over the term of the Liquidity Period so that at the end of the Liquidity Period, the Account Value will be reduced to zero. After the Liquidity Period ends, payments will continue for as long as any annuitant is living. Payments made after the Liquidity Period will continue to be adjusted for investment performance.

     Withdrawals. You may request a withdrawal at any time during the Liquidity Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. See Federal tax matters - Taxation of withdrawals and surrenders. Withdrawals are subject to surrender charges, except when amounts may be withdrawn free of surrender charges, and any applicable market value adjustment. See Charges and other deductions and Fixed side of the contract - Market value adjustment.

     Surrender. At any time during the Liquidity Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

     Death Benefit. During the Liquidity Period the death benefit is the Account Value. Following the Liquidity Period, there is no death benefit.

    INCOME PLUS

     The Income Plus option emphasizes income.

     Regular Income. The Income Plus option provides for variable, periodic regular income payments to be made both during the Liquidity Period, and after the Liquidity Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate of 4%. Each subsequent regular income payment will be adjusted up or down with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed investment rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than that assumed, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges or market value adjustment. See Federal tax matters - Taxation of annuity payouts.

     Liquidity Period. During the Liquidity Period you select, you will also be able to access your Account Value through withdrawals. We will establish the minimum and maximum Liquidity Periods at the time you elect the Income Plus option. Generally, shorter Liquidity Periods will produce a higher initial regular income payment than longer Liquidity Periods. At any time during the Liquidity Period, you may extend or shorten the Liquidity Period by sending us notice. If you do, subsequent payments will be adjusted accordingly, and the Account Value remaining at the end of the new Liquidity Period will be applied to continue regular income payments for your life.

     Account Value. The initial Account Value is the contract value on the annuity commencement date, less any applicable premium taxes. During the
Liquidity Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

     After the Liquidity Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance.

     Withdrawals. You may request a withdrawal at any time during the Liquidity Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. See Federal tax matters - Taxation of withdrawals and surrenders. Withdrawals are subject to surrender charges, except when amounts may be withdrawn free of surrender charges, and any applicable market value adjustment. See Charges and other deductions and Fixed side of the contract - Market value adjustment.

     Surrender. At any time during the Liquidity Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further income payments will be made.

     Death Benefit. During the Liquidity Period the death benefit is the Account Value. Following the Liquidity Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.

     Income4Life SOLUTION OPTION
     IRA CONTRACTS ONLY

     The Income4Life Solution Option for IRA Contracts provides variable, periodic regular income payments to you during a defined period of time (the "Liquidity Period"). The Income4Life Solution Option for IRA Contracts currently offered is the Income Plus IRA option. Those who select this Income4Life Solution in the future may be subject to a higher mortality and expense risk and administrative charge.

     This option is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with a contract value of $50,000 or more and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the Income Plus IRA option at the time of application or at any time before the annuity commencement date by sending a written request to our home office. If you make additional purchase payments, the Income Plus IRA option will terminate. If so, an option to start a new program under the Income4Life Solution Option for IRA Contracts may be provided. We reserve the right to discontinue this option at any time.

     If the Enhanced Guaranteed Minimum Death Benefit is in effect this benefit will terminate once you elect an Income4Life Solution option.

     Please  refer  to  Federal  tax  matters  for  a  discussion   of  the  tax
consequences of electing this option and receiving payments thereunder.

     If an Income4Life Solution is selected, the applicable transfer provisions will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. See The contracts.

     There is no guarantee that this Income4Life Solution option will be available in the future.

     INCOME PLUS IRA

     The Income Plus IRA option emphasizes income.

     Regular Income. The Income Plus IRA option provides for variable, periodic regular income payments to be made both during the Liquidity Period, and after the Liquidity Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate of 4%. Subsequent regular income payments will be adjusted annually with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed investment rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than that assumed, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges or market value adjustment. See Federal tax matters.

     Liquidity Period. During the Liquidity Period you select, you will also be able to access your Account Value through withdrawals. We will establish the minimum and maximum Liquidity Periods at the time you elect the Income Plus IRA option. Generally, shorter Liquidity Periods will produce a higher initial regular income payment than longer Liquidity Periods. At any time during the Liquidity Period, and subject to our approval, you may extend or shorten the Liquidity Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Liquidity Period will be applied to continue regular income payments for your life.

     If there are joint annuitants and either annuitant dies during the Liquidity Period, the Income Plus IRA option will terminate. The surviving annuitant may be allowed to start a new program under the Income4Life Solution Option for IRA Contracts.

     Account Value. The initial Account Value is the contract value at the time you elect the Income Plus IRA option. During the Liquidity Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

     After the Liquidity Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance.

     Withdrawals. You may request a withdrawal at any time during the Liquidity Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals are subject to surrender charges, except when amounts may be withdrawn free of surrender charges, and any applicable market value adjustment. See Charges and other deductions and Fixed side of the contract - Market value adjustment.

     Surrender. At any time during the Liquidity Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

     Death Benefit. During the Liquidity Period the death benefit is the Account Value. Following the Liquidity Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.